UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8061
                                   ---------------------------------------------

                               Diamond Hill Funds
               (Exact name of registrant as specified in charter)

        325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
               (Address of principal executive offices) (Zip code)

        James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200,
                              Columbus, Ohio 43215
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3341
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  09/30/06
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 81.4%
Consumer Discretionary -- 16.5%
American Greetings Corp.                              580,000     $  13,409,600
Belo Corp.                                            475,000         7,509,750
Brink's Co., The                                      145,000         7,693,700
Callaway Golf Co.                                     619,900         8,126,889
Finish Line, Inc., The                                745,000         9,401,900
K-Swiss, Inc.                                         215,000         6,462,900
Lodgenet Entertainment Corp.*                         175,000         3,304,000
MoneyGram International, Inc.                         240,000         6,974,400
Multimedia Games, Inc.*                                15,450           140,286
Polaris Industries, Inc.                              175,000         7,201,250
Steiner Leisure Ltd.*                                 165,000         6,938,250
United Auto Group, Inc.                               240,000         5,616,000
                                                                  -------------
                                                                     82,778,925
                                                                  -------------

Consumer Staples -- 1.0%
Del Monte Foods Co.                                   460,000         4,807,000
                                                                  -------------

Energy -- 21.6%
Berry Petroleum Co.                                   515,000        14,502,400
Cimarex Energy Co.                                    550,000        19,354,500
Encore Acquisition Co.*                               801,360        19,505,102
Helix Energy Solutions Group, Inc.*                   100,280         3,349,352
Helmerich & Payne, Inc.                               452,000        10,409,560
Hornbeck Offshore Services, Inc.*                     178,346         5,974,591
James River Coal Co.*                                 375,000         3,956,250
Lufkin Industries, Inc.                                76,800         4,064,256
Southwestern Energy Co.*                              141,600         4,229,592
Tidewater, Inc.                                       140,000         6,186,600
Whiting Petroleum Corp.*                              418,000        16,761,800
                                                                  -------------
                                                                    108,294,003
                                                                  -------------

Financial -- 10.2%
1st Source Corp.                                      157,773         4,657,459
Commercial Capital Bancorp, Inc.                      400,000         6,376,000
Eagle Hospitality Properties Trust, Inc.              451,700         4,200,810
First State Bancorp                                   265,000         6,882,050
Greene County Bancshares, Inc.                         26,590           972,130
Hanmi Financial Corp.                                 210,000         4,116,000
ITLA Capital Corp.                                     94,606         5,086,019
MAF Bancorp, Inc.                                     150,000         6,193,500
Summit Bank Corp.                                      66,623         1,556,980
UCBH Holdings, Inc.                                   175,000         3,055,500
United Fire & Casualty Co.                            250,000         7,824,999
                                                                  -------------
                                                                     50,921,447
                                                                  -------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)

Health Care -- 3.0%
Analogic Corporation                                  150,900         7,744,188
Apria Healthcare Group, Inc.*                         370,000         7,303,800
                                                                  -------------
                                                                     15,047,988
                                                                  -------------

Industrial -- 16.0%
Acco Brands Corp.*                                    500,000        11,130,000
AirTran Holdings, Inc.*                             1,021,000        10,128,320
Frontier Airlines Holdings, Inc.*                     620,000         5,115,000
Kaydon Corp.                                          150,000         5,553,000
Lincoln Electric Holdings, Inc.                        82,500         4,492,125
The Greenbrier Companies, Inc.                        260,000         7,542,600
Trinity Industries, Inc.                              262,500         8,444,625
U.S. Airways Group, Inc.*                             250,000        11,082,500
Washington Group International, Inc.                  101,572         5,978,528
Werner Enterprises, Inc.                              570,000        10,664,700
                                                                  -------------
                                                                     80,131,398
                                                                  -------------

Information Technology -- 3.4%
Gevity HR, Inc.                                       325,000         7,403,500
QAD, Inc.                                             450,000         3,636,000
TriZetto Group, Inc., The*                            385,000         5,828,900
                                                                  -------------
                                                                     16,868,400
                                                                  -------------

Materials -- 4.5%
Bowater, Inc.                                         225,000         4,628,250
Buckeye Technologies, Inc.*                           830,000         7,055,000
Century Aluminum Co.*                                 203,300         6,841,045
Martin Marietta Materials, Inc.                        50,000         4,231,000
                                                                  -------------
                                                                     22,755,295
                                                                  -------------
Utilities -- 5.2%
National Fuel Gas Co.                                 317,000        11,522,950
UGI Corp.                                             243,200         5,946,240
WPS Resources Corp.                                   170,000         8,437,100
                                                                  -------------
                                                                     25,906,290
                                                                  -------------

Total Common Stocks                                               $ 407,510,746
                                                                  -------------

Registered Investment Companies -- 18.8%
First American Prime Obligations Fund - Class Z    94,355,976     $  94,355,976
                                                                  -------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Total Investment Securities -- 100.2%                             $ 501,866,722
(Amortized Cost $500,298,603)**

Liabilities In Excess Of Other Assets -- (0.2%)                        (855,273)

                                                                  -------------

Net Assets -- 100.0%                                              $ 501,011,449
                                                                  -------------

*     Non-income producing security.

**    Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                         Diamond Hill Small-Mid Cap Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 81.2%
Consumer Discretionary -- 13.7%
American Greetings Corp.                               14,800     $     342,176
Belo Corp.                                             19,400           306,714
Black & Decker Corp., The                               5,900           468,165
Brink's Co., The                                        2,400           127,344
Callaway Golf Co.                                      19,400           254,334
Finish Line, Inc., The                                 23,900           301,618
K-Swiss, Inc.                                           7,200           216,432
MoneyGram International, Inc.                           4,400           127,864
Polaris Industries, Inc.                                7,500           308,625
United Auto Group, Inc.                                 8,800           205,920
                                                                  -------------
                                                                      2,659,192
                                                                  -------------

Consumer Staples -- 1.1%
Del Monte Foods Co.                                    19,900           207,955
                                                                  -------------

Energy -- 20.9%
Berry Petroleum Co.                                     8,900           250,624
Cimarex Energy Co.                                     21,800           767,142
Encore Acquisition Co.*                                28,200           686,388
Helix Energy Solutions Group, Inc.*                     6,900           230,460
Helmerich & Payne, Inc.                                10,700           246,421
Hornbeck Offshore Services, Inc.*                       7,400           247,900
James River Coal Co.*                                   8,400            88,620
Lufkin Industries, Inc.                                 2,000           105,840
Noble Energy, Inc.                                     12,500           569,875
Southwestern Energy Co.*                                6,900           206,103
Tidewater, Inc.                                         2,800           123,732
Whiting Petroleum Corp.*                               13,400           537,340
                                                                  -------------
                                                                      4,060,446

                                                                  -------------
Financial -- 10.5%
1st Source Corp.                                        2,860            84,427
Assurant, Inc.                                          2,700           144,207
Comerica, Inc.                                          6,500           369,980
First Horizon National Corp.                            6,600           250,866
Hanmi Financial Corp.                                   6,800           133,280
MAF Bancorp, Inc.                                       6,000           247,740
SAFECO Corp.                                            1,600            94,288
Sovereign Bancorp, Inc.                                12,200           262,422
Summit Bank Corp.                                       2,273            53,120
UCBH Holdings, Inc.                                     6,000           104,760
United Fire & Casualty Co.                              9,400           294,220
                                                                  -------------
                                                                      2,039,310
                                                                  -------------

                               Diamond Hill Funds

                         Diamond Hill Small-Mid Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Health Care -- 2.7%
Analogic Corp.                                          4,700           241,204
Apria Healthcare Group, Inc.*                          14,100           278,334
                                                                  -------------
                                                                        519,538
                                                                  -------------

Industrial -- 17.3%
Acco Brands Corp.*                                     24,800           552,049
AirTran Holdings, Inc.*                                30,400           301,568
AMR Corp.*                                             12,573           290,939
Dover Corp.                                             4,200           199,248
Fluor Corp.                                             5,900           453,651
Kaydon Corp.                                            2,400            88,848
Lincoln Electric Holdings, Inc.                         1,900           103,455
Parker Hannifin Corp.                                   1,500           116,595
Pentair, Inc.                                           2,900            75,951
Trinity Industries, Inc.                               11,000           353,870
U.S. Airways Group, Inc.*                               6,800           301,444
Washington Group International, Inc.                    3,200           188,352
Werner Enterprises, Inc.                               17,600           329,296
                                                                  -------------
                                                                      3,355,265
                                                                  -------------

Information Technology -- 5.1%
Advanced Micro Devices, Inc.*                          13,100           325,535
Check Point Software Technologies Ltd.*                 5,000            95,250
Gevity HR, Inc.                                         9,700           220,966
TriZetto Group, Inc., The*                             23,000           348,220
                                                                  -------------
                                                                        989,971
                                                                  -------------

Materials -- 5.1%
Century Aluminum Co.*                                   6,000           201,900
Lyondell Chemical Co.                                   7,800           197,886
Martin Marietta Materials, Inc.                         2,500           211,550
MeadWestvaco Corp.                                     14,500           384,395
                                                                  -------------
                                                                        995,731
                                                                  -------------

Utilities -- 4.8%
Energen Corp.                                           7,500           314,025
National Fuel Gas Co.                                   3,600           130,860
UGI Corp.                                               6,200           151,590
WPS Resources Corp.                                     6,700           332,521
                                                                  -------------
                                                                        928,996
                                                                  -------------

                               Diamond Hill Funds

                         Diamond Hill Small-Mid Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Total Common Stocks                                               $  15,756,404
                                                                  -------------

Registered Investment Companies -- 26.4%
First American Prime Obligations Fund - Class Z     5,126,160     $   5,126,160
                                                                  -------------



Total Investment Securities -- 107.6%                             $  20,882,564
(Amortized Cost $21,373,390)**

Liabilities In Excess Of Other Assets -- (7.6%)                      (1,480,491)

                                                                  -------------

Net Assets -- 100.0%                                              $  19,402,073
                                                                  -------------

*     Non-income producing security.

**    Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 85.1%
Consumer Discretionary -- 8.1%
Black & Decker Corp., The                              57,200     $   4,538,820
Brink's Co., The                                       62,854         3,335,033
Fortune Brands, Inc.                                   86,000         6,459,461
Gannett Co., Inc.                                      59,400         3,375,702
Hanesbrands, Inc.*                                     46,793         1,053,310
McDonald's Corp.                                      189,400         7,409,328
MoneyGram International, Inc.                          79,300         2,304,458
                                                                  -------------
                                                                     28,476,112
                                                                  -------------

Consumer Staples -- 5.2%
Archer-Daniels-Midland Co.                             80,900         3,064,492
General Mills, Inc.                                    47,300         2,677,180
Kimberly-Clark Corp.                                  100,650         6,578,484
Sara Lee Corp.                                        374,350         6,015,805
                                                                  -------------
                                                                     18,335,961
                                                                  -------------

Energy -- 21.2%
Anadarko Petroleum Corp.                              358,700        15,721,821
Apache Corp.                                          261,550        16,529,960
ConocoPhillips                                        250,500        14,912,265
Devon Energy Corp.                                    284,300        17,953,544
XTO Energy, Inc.                                      221,350         9,325,476
                                                                  -------------
                                                                     74,443,066
                                                                  -------------

Financial -- 16.9%
Allstate Corp.                                        111,700         7,006,941
American International Group, Inc.*                   104,600         6,930,796
Bank of America Corp.                                  92,400         4,949,868
Bank of New York Co., Inc.                            129,900         4,580,274
Citigroup, Inc.                                       141,000         7,003,470
Comerica, Inc.                                         58,100         3,307,052
Merrill Lynch & Co., Inc.                              66,300         5,185,986
U.S. Bancorp                                          300,150         9,970,983
Wells Fargo & Co.                                     281,900        10,199,142
                                                                  -------------
                                                                     59,134,512
                                                                  -------------

Health Care -- 6.4%
Abbott Laboratories                                   129,600         6,293,376
Johnson & Johnson                                      92,700         6,019,938
Pfizer, Inc.                                          122,900         3,485,444

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


UnitedHealth Group, Inc.                               71,400         3,512,880
Wellpoint, Inc.*                                       39,200         3,020,360
                                                                  -------------
                                                                     22,331,998
                                                                  -------------

Industrial -- 10.1%
AMR Corp.*                                            293,091         6,782,126
Fluor Corp.                                            69,300         5,328,477
Norfolk Southern Corp.                                132,100         5,819,005
Parker Hannifin Corp.                                  37,500         2,914,875
Southwest Airlines Co.                                302,700         5,042,982
Trinity Industries, Inc.                               95,425         3,069,822
Union Pacific Corp.                                    71,550         6,296,400
                                                                  -------------
                                                                     35,253,687
                                                                  -------------

Information Technology -- 3.2%
Advanced Micro Devices, Inc.*                         230,761         5,734,411
Microsoft Corp.                                       200,000         5,466,000
                                                                  -------------
                                                                     11,200,411
                                                                  -------------


Materials -- 11.3%
Dow Chemical Co.                                      172,300         6,716,254
International Paper Co.                                94,200         3,262,146
MeadWestvaco Corp.                                    190,900         5,060,759
Phelps Dodge Corp.                                    209,750        17,765,825
Weyerhaeuser Co.                                      108,400         6,669,852
                                                                  -------------
                                                                     39,474,836
                                                                  -------------

Utilities -- 2.7%
Dominion Resources, Inc.                              122,200         9,347,078
                                                                  -------------

Total Common Stocks                                               $ 297,997,661
                                                                  -------------

Registered Investment Companies -- 14.7%
First American Prime Obligations Fund - Class Z    51,270,426     $  51,270,426
                                                                  -------------



Total Investment Securities -- 99.8%                              $ 349,268,087
(Amortized Cost $329,937,436)**

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Other Assets In Excess Of Liabilities -- 0.2%                           535,869

                                                                  -------------



Net Assets -- 100.0%                                              $ 349,803,956
                                                                  -------------

*     Non-income producing security.

**    Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                            Diamond Hill Select Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 89.5%
Consumer Discretionary -- 8.3%
Belo Corp.                                              8,825     $     139,523
Black & Decker Corp., The                               5,440           431,664
Fortune Brands, Inc.                                    4,110           308,702
Hanesbrands, Inc.*                                      3,506            78,920
McDonald's Corp.                                       14,300           559,416
                                                                  -------------
                                                                      1,518,225
                                                                  -------------

Consumer Staples -- 4.1%
General Mills, Inc.                                     5,225           295,735
Sara Lee Corp.                                         28,050           450,764
                                                                  -------------
                                                                        746,499
                                                                  -------------

Energy -- 21.5%
Anadarko Petroleum Corp.                               16,750           734,153
Apache Corp.                                           14,200           897,439
Cimarex Energy Co.                                     13,715           482,631
ConocoPhillips                                         13,000           773,890
Devon Energy Corp.                                     14,950           944,092
James River Coal Co.*                                  11,125           117,369
                                                                  -------------
                                                                      3,949,574
                                                                  -------------

Financial -- 13.8%
Allstate Corp.                                          7,150           448,520
American International Group, Inc.                      5,550           367,743
Citigroup, Inc.                                         8,300           412,261
U.S. Bancorp                                           19,400           644,468
Wells Fargo & Co.                                      18,000           651,240
                                                                  -------------
                                                                      2,524,232
                                                                  -------------

Health Care -- 6.6%
Abbott Laboratories                                     7,450           361,772
Johnson & Johnson                                       6,310           409,771
UnitedHealth Group, Inc.                                8,972           441,423
                                                                  -------------
                                                                      1,212,966
                                                                  -------------

Industrial -- 13.6%
Acco Brands Corp.*                                      9,900           220,374
AirTran Holdings, Inc.*                                26,600           263,872

                               Diamond Hill Funds

                            Diamond Hill Select Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


AMR Corp.*                                              8,176           189,193
Fluor Corp.                                             7,300           561,297
Norfolk Southern Corp.                                 11,700           515,385
Trinity Industries, Inc.                                8,137           261,767
Union Pacific Corporation                               5,525           486,200
                                                                  -------------
                                                                      2,498,088
                                                                  -------------

Information Technology -- 5.9%
Advanced Micro Devices, Inc.*                          13,933           346,235
Microsoft Corp.                                        20,000           546,600
TriZetto Group, Inc., The*                             12,500           189,250
                                                                  -------------
                                                                      1,082,085
                                                                  -------------

Materials -- 12.4%
Dow Chemical Co.                                       10,400           405,392
MeadWestvaco Corp.                                     14,525           385,058
Phelps Dodge Corp.                                     11,150           944,405
Weyerhauser Co.                                         8,674           533,711
                                                                  -------------
                                                                      2,268,566
                                                                  -------------

Utilities -- 3.3%
Dominion Resources, Inc.                                8,000           611,920
                                                                  -------------



Total Common Stocks                                               $  16,412,155
                                                                  -------------

Registered Investment Companies -- 10.5%
First American Prime Obligations Fund - Class Z     1,916,833     $   1,916,833
                                                                  -------------



Total Investment Securities -- 100.0%                             $  18,328,988
(Amortized Cost $18,934,377)**



Liabilities In Excess Of Other Assets -- 0.0%                            (8,239)
                                                                  -------------



Net Assets -- 100.0%                                              $  18,320,749
                                                                  -------------

*     Non-income producing security.

**    Represents cost for financial reporting purposes.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)


                                                                     Market
                                                      Shares          Value

Common Stocks -- 79.6%
Consumer Discretionary -- 9.2%
Belo Corp. +                                          493,500     $   7,802,235
Black & Decker Corp., The +                           245,100        19,448,685
Brink's Co., The +                                    231,046        12,259,301
Fortune Brands, Inc. +                                272,700        20,482,497
Hanesbrands, Inc.* +                                  126,781         2,853,840
McDonald's Corp. +                                    611,400        23,917,968
MoneyGram International, Inc. +                       307,550         8,937,403
                                                                  -------------
                                                                     95,701,929
                                                                  -------------

Consumer Staples -- 2.6%
General Mills, Inc. +                                 188,750        10,683,250
Sara Lee Corp. +                                    1,014,250        16,298,998
                                                                  -------------
                                                                     26,982,248
                                                                  -------------

Energy -- 22.5%
Anadarko Petroleum Corp. +                          1,076,400        47,178,612
Apache Corp. +                                        763,250        48,237,399
Cimarex Energy Co. +                                1,074,750        37,820,453
ConocoPhillips+                                       746,250        44,424,263
Devon Energy Corp. +                                  835,500        52,761,824
James River Coal Co.* +                               329,350         3,474,643
                                                                  -------------
                                                                    233,897,194
                                                                  -------------

Financial -- 11.5%
Allstate Corp. +                                      334,400        20,976,912
American International Group, Inc.                    310,950        20,603,547
Citigroup, Inc. +                                     424,750        21,097,333
U.S. Bancorp+                                         870,450        28,916,348
Wells Fargo & Co. +                                   776,600        28,097,388
                                                                  -------------
                                                                    119,691,528
                                                                  -------------

Health Care -- 5.7%
Abbott Laboratories+                                  466,450        22,650,812
Johnson & Johnson+                                    346,750        22,517,945
UnitedHealth Group, Inc. +                            279,240        13,738,608
                                                                  -------------
                                                                     58,907,365
                                                                  -------------

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Industrial -- 11.2%
Acco Brands Corp.* +                                  363,264         8,086,257
AirTran Holdings, Inc.* +                           1,462,150        14,504,528
AMR Corp.* +                                          442,437        10,237,992
Fluor Corp. +                                         287,250        22,086,653
Norfolk Southern Corp. +                              544,250        23,974,212
Trinity Industries, Inc. +                            380,950        12,255,162
Union Pacific Corp. +                                 286,650        25,225,199
                                                                ---------------
                                                                    116,370,003
                                                                ---------------

Information Technology -- 4.1%
Advanced Micro Devices, Inc.* +                       674,647
                                                                     16,764,978
Microsoft Corp. +                                     644,200        17,605,986
TriZetto Group, Inc.*, The +                          552,150         8,359,551
                                                                ---------------
                                                                     42,730,515
                                                                ---------------

Materials -- 10.0%
Dow Chemical Co. +                                    396,600        15,459,468
MeadWestvaco Corp. +                                  635,350        16,843,129
Phelps Dodge Corp. +                                  628,400        53,225,479
Weyerhaeuser Co. +                                    307,850        18,942,011
                                                                ---------------
                                                                    104,470,087
                                                                ---------------

Utilities -- 2.8%
Dominion Resources, Inc. +                            380,900        29,135,041
                                                                ---------------

Total Common Stocks                                             $   827,885,910
                                                                ---------------

Registered Investment Companies -- 17.3%
First American Prime Obligations Fund - Class Z   180,208,614   $   180,208,614
                                                                ---------------



Total Investment Securities -- 96.9%                            $ 1,008,094,524
(Amortized Cost $982,343,728)**


Segregated Cash With Brokers -- 36.2%
                                                                    376,794,447


Securities Sold Short -- (34.2)%

(Proceeds $366,444,435)                                            (356,119,619)

Other Assets In Excess Of Liabilities -- 1.1%                        12,058,117
                                                                ---------------

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)




Net Assets -- 100.0%                                             $1,040,827,469
                                                                ---------------

*     Non-income producing security.

**    Represents cost for financial reporting purposes.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $797,674,028.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                        Schedule of Securities Sold Short
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 86.1%
Consumer Discretionary -- 42.4%

Amazon.com, Inc.*                                     859,791     $  27,616,487
AnnTaylor Stores Corp.*                                82,000         3,432,520
Apollo Group, Inc.*                                   531,606        26,176,279
Brunswick Corp.                                       136,200         4,248,078
DIRECTV Group, Inc., The*                             274,000         5,392,320
EchoStar Communications Corp., Class A*               146,011         4,780,400
Ford Motor Co.                                      2,432,100        19,675,689
General Motors Corp.                                  470,450        15,647,167
Harley-Davidson, Inc.                                  63,700         3,997,175
Kohl's Corp.*                                          67,050         4,352,886
P.F. Chang's China Bistro, Inc.*                       79,000         2,742,090
Panera Bread Co.*                                      54,750         3,189,187
RadioShack Corp.                                      557,250        10,754,925
Red Robin Gourmet Burgers, Inc.*                      190,645         8,790,641
Sirius Satellite Radio, Inc.*                       2,222,500         8,689,975
Winnebago Industries, Inc.                             51,100         1,603,519
                                                                  -------------
                                                                    151,089,338
                                                                  -------------

Consumer Staples -- 7.1%
Colgate-Palmolive Co.                                 116,050         7,206,705
Kraft Foods, Inc.                                     104,700         3,733,602
Procter & Gamble Co.                                  228,850        14,184,123
                                                                  -------------
                                                                     25,124,430
                                                                  -------------

Finance -- 1.8%
Corus Bankshares, Inc.                                105,232         2,352,988
PrivateBancorp, Inc.                                   90,200         4,123,944
                                                                  -------------
                                                                      6,476,932
                                                                  -------------

Health Care -- 8.7%
Boston Scientific Corp.*                              201,150         2,975,009
Laboratory Corp. of America Holdings*                 146,550         9,609,283
Quest Diagnostics, Inc.                               157,850         9,654,106
Tenet Healthcare Corp.*                             1,085,775         8,838,208
                                                                  -------------
                                                                     31,076,606
                                                                  -------------

Industrial -- 7.0%
Boeing Co.                                            123,000         9,698,550
Energy Conversion Devices, Inc.*                      197,400         7,311,696
United Parcel Service, Inc.                           108,650         7,816,281
                                                                  -------------
                                                                     24,826,527
                                                                  -------------

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                  Schedule of Securities Sold Short (Continued)
                         September 30, 2006 (Unaudited)

Information Technology -- 18.3%
Applied Materials, Inc.                               502,750         8,913,757
Cisco Systems, Inc.*                                  327,800         7,539,400
Google, Inc.*                                          29,050        11,675,195
Juniper Networks, Inc.*                               307,750         5,317,920
National Semiconductor Corp.                          231,500         5,447,195
Total System Services, Inc.                           223,050         5,092,231
Yahoo!, Inc.*                                         842,000        21,285,760

                                                                  -------------
                                                                     65,271,458
                                                                  -------------


Utilities -- 0.8%
Aqua America, Inc.                                    118,733         2,605,003
                                                                  -------------

Total Common Stocks Sold Short                                    $ 306,470,294
                                                                  -------------
Exchange Traded Funds -- 13.9%
Internet HOLDRs Trust                                 185,600         9,029,440
Nasdaq 100 Trust, Series I                            437,100        17,768,115
Retail HOLDRs Trust                                   191,200        18,565,520
Semiconductor HOLDRs Trust                            125,000         4,286,250
                                                                  -------------

Total Exchange Traded Funds Sold Short                            $  49,649,325
                                                                  -------------



Total Securities Sold Short -- 100.0%                             $ 356,119,619
(Proceeds $366,444,435)                                           -------------


*     Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                     Diamond Hill Financial Long-Short Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Preferred Stocks -- 2.9%
Finance -- 1.8%
1st Source Capital Trust+                               3,560     $      88,644
Citizens Funding Trust I, 7.50%, 9/15/66               10,000           251,800
KeyCorp Capital VIII, 7.00%, 06/15/66+                 10,000           256,900
                                                                  -------------
                                                                        597,344
                                                                  -------------

Real Estate Investment Trust -- 1.1%
Mills Corp., The +                                     20,000           388,200
                                                                  -------------

Total Preferred Stocks                                            $     985,544
                                                                  -------------
Common Stocks -- 71.3%
Finance - Banks & Thrifts -- 37.3%
1st Source Corp. +                                     11,000           324,720
Bank of America Corp. +                                23,474         1,257,502
Capital Corp. of the West+                              8,643           268,106
Comerica, Inc. +                                       19,000         1,081,480
Commercial Capital Bancorp, Inc. +                     20,067           319,868
Fifth Third Bancorp+                                    5,029           191,504
First Horizon National Corp. +                         16,000           608,160
First State Bancorp+                                   21,072           547,240
Freedom Bank*+                                         15,000           204,000
Greene County Bancshares, Inc. +                        5,865           214,424
Hanmi Financial Corp. +                                17,000           333,200
ITLA Capital Corp. +                                   10,002           537,708
MAF Bancorp, Inc. +                                    14,089           581,735
National City Corp. +                                   5,000           183,000
PNC Financial Services Group, Inc.+                    10,000           724,400
Sovereign Bancorp, Inc. +                              20,000           430,200
Summit Bank Corp.                                       4,548           106,287
U.S. Bancorp+                                          40,000         1,328,800
UCBH Holdings, Inc. +                                  18,000           314,280
Wachovia Corp. +                                       11,180           623,844
Washington Mutual, Inc. +                              24,000         1,043,280
Wells Fargo & Co. +                                    38,000         1,374,839
                                                                  -------------
                                                                     12,598,577
                                                                  -------------

Finance - Broker Dealer -- 6.7%
Merrill Lynch & Co., Inc. +                            16,000         1,251,520
Morgan Stanley+                                        14,000         1,020,740
                                                                  -------------
                                                                      2,272,260
                                                                  -------------

                               Diamond Hill Funds

                     Diamond Hill Financial Long-Short Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)

Financial - Diversified -- 3.9%
Citigroup, Inc. +                                      26,500         1,316,255
                                                                  -------------


Financial Specialties -- 8.5%
Bank of New York Co., Inc. +                           35,000         1,234,100
Freddie Mac+                                           16,000         1,061,280
Mellon Financial Corp. +                               15,000           586,500
                                                                  -------------
                                                                      2,881,880
                                                                  -------------

Insurance -- 13.5%
Allstate Corp. +                                       20,000         1,254,600
American International Group, Inc.                     12,000           795,120
Assurant, Inc. +                                        7,000           373,870
Hanover Insurance Group, Inc. +                         9,000           401,670
Ohio Casualty Corp. +                                  14,000           362,180
PartnerRe Ltd. +                                        4,600           310,822
SAFECO Corp. +                                          4,500           265,185
United Fire & Casualty Co. +                           25,000           782,500
                                                                  -------------
                                                                      4,545,947
                                                                  -------------

Real Estate Investment Trust -- 1.4%
Eagle Hospitality Properties Trust, Inc. +             50,000           465,000
                                                                  -------------

Total Common Stocks                                               $  24,079,919
                                                                  -------------
Registered Investment Companies -- 25.1%
First American Prime Obligations Fund - Class Z     8,496,316     $   8,496,316
                                                                  -------------



Total Investment Securities -- 99.3%                              $  33,561,779
(Amortized Cost $28,708,837)**

Segregated Cash With Brokers -- 7.7%                                  2,611,138


Securities Sold Short -- (9.1)%                                      (3,083,654)
(Proceeds $2,969,768)

Other Assets In Excess Of Liabilities -- 2.1%                           704,232
                                                                  -------------

Net Assets -- 100.0%                                              $  33,793,495
                                                                  -------------

*     Non-income producing security.

**    Represents cost for financial reporting purposes.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $23,756,363.


See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                     Diamond Hill Financial Long-Short Fund
                        Schedule of Securities Sold Short
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 100.0%
Finance - Banks & Thrifts -- 92.2%
City Holding Co.                                       17,000     $     677,790
Corus Bankshares, Inc.                                  9,900           221,364
Privatebancorp, Inc.                                   17,000           777,240
First Marblehead Corp., The                             9,000           623,340
Virginia Commerce Bancorp, Inc.*                       12,000           266,400
Westamerican Bancorporation                             5,500           277,805
                                                                  -------------
                                                                      2,843,939
                                                                  -------------

Information Technology -- 7.8%
Total System Services, Inc.                            10,500           239,715
                                                                  -------------



Total Common Stocks

Sold Short -- 100%                                                $   3,083,654
(Proceeds $2,969,768)                                             -------------

*     Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                             Schedule of Investments
                         September 30, 2006 (Unaudited)

                                                                     Market
                                                      Shares          Value

Common Stocks -- 15.1%
Energy -- 11.0%
Atlas Pipeline Partners, L.P.                          28,380     $   1,230,841
Canetic Resources Trust                                50,200           854,404
Energy Transfer Partners, L.P.                         40,020         1,854,126
Enterprise Products Partners, L.P.                     37,195           994,966
Inergy, L.P.                                           36,000           980,640
Markwest Energy Partners,  L.P.                        23,500         1,151,500
Pacific Energy Partners, L.P.                          20,540           723,008
Plains All American Pipeline, L.P.                     17,965           829,085
Teekay LNG Partners, L.P.                              40,500         1,233,225
TEPPCO Partners, L.P.                                  29,060         1,079,870
Valero, L.P.                                           19,518           975,900
                                                                  -------------
                                                                     11,907,565
                                                                  -------------

Real Estate Investment Trust -- 4.1%
Ashford Hospitality Trust                              54,300           647,799
Crystal River Capital, Inc. +                          52,000         1,189,760
Eagle Hospitality Properties Trust, Inc.               81,400           757,020
Education Realty Trust, Inc.                           60,050           886,338
Windrose Medical Properties Trust                      53,350           943,228
                                                                  -------------
                                                                      4,424,145
                                                                  -------------
Total Common Stocks                                               $  16,331,710
                                                                  -------------

Collateralized Debt Obligations -- 3.9%
Alesco Preferred Funding III +                      1,057,830         1,128,252
Alesco Preferred Funding IV +                             395           405,435
Alesco Preferred Funding V +                               93            93,206
Alesco Preferred Funding VI +                         704,426           612,311
Alesco Preferred Funding VI Series E +                380,589           330,821
Fort Sheridan, Ltd., 144A +                           512,312           520,307
Taberna Preferred Funding, Ltd. +                   1,118,039         1,155,441
                                                                  -------------

Total Collateralized Debt Obligations                             $   4,245,773
                                                                  -------------


Preferred Stocks -- 41.5%
Alexandria Real Estate Series C - REIT                 41,900         1,097,780
Allegiant Capital Trust                                10,923           274,386
Apartment Invt. & Mgmt. Co., 7.75% - REIT              12,000           304,440
Apartment Invt. & Mgmt. Co., 8.00% - REIT              23,200           588,816
Apartment Invt. & Mgmt. Co., 9.375% - REIT             37,000           981,240

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Arch Capital Group Ltd., 8.00%                         72,400         1,925,840
Bancorpsouth Capital Trust I, 8.15%                    15,000           377,550
Capital One Capital II, 7.75%                          45,000         1,174,500
CBL & Associates Series C - REIT                       22,000           569,800
CBL & Associates Series D - REIT                       41,500         1,045,800
Citigroup Capital VII                                  55,000         1,389,300
Citigroup Capital VIII                                 25,000           628,000
Colonial Capital IV, 7.88%                             40,000         1,016,400
Comcast Corp., 7.00% Series B                          50,000         1,259,375
Corporate Backed Trust Certificates, 7.75%              5,000           131,000
Corporate Office Trust - REIT                           4,000           102,160
Corts-TR IV Safeco Capital I                            4,000           111,000
Cousins Properties, Inc. Series B - REIT               50,000         1,271,000
Dominion CNG Capital Trust I                           20,000           508,600
Dominion Resource Capital Trust II                     23,000           583,280
Duke Realty Corp., Series N, 7.25%                     56,400         1,457,940
Health Care REIT, Inc., 7.625%                         44,200         1,136,382
Health Care REIT, Inc., 7.875%                         10,000           257,500
Huntington Preferred Capital, Inc. - REIT              13,400           382,168
Innkeepers USA Trust                                   16,000           405,120
Kilroy Realty Corp., 7.50% - REIT                      50,100         1,270,536
Laclede Capital Trust I                                45,000         1,154,250
LaSalle Hotel Properties - REIT, Series D              24,000           619,200
LaSalle Hotel Properties - REIT, Series E              26,000           647,564
Lexington Corporate Property Trust - REIT              15,500           396,335
MBNA Capital                                           28,200           736,302
Merrill Lynch Capital Trust, 7.28%                     41,700         1,068,771
Morgan Stanley Capital Trust II                        57,000         1,447,800
Parkway Properties, Inc. - REIT                        21,900           561,188
Preferredplus Trust                                    19,600           497,840
Preferredplus Trust, 7.25% Series Val-1                20,300           531,860
PS Business Parks, Inc., 7.00% - REIT                  39,400           985,000
PS Business Parks, Inc., 7.60% - REIT                  19,300           489,135
Public Storage, Inc., 7.25% Series K                   50,000         1,288,000
Renaissance Holdings Ltd., 7.30% Series B              35,000           884,100
Renaissance Holdings Ltd., 8.10% Series A              23,000           580,980
Saturns - FON                                          21,500           560,505
SL Green Realty, Series D, 7.875%                      43,800         1,111,644
Southern Co. Capital Trust VI, 7.125%                  27,100           687,256
Sovereign Capital Trust, 7.75%                         54,000         1,431,000
Suntrust Capital IV, 7.125%                            21,000           528,150
Suntrust Capital V                                     15,000           377,250
Tanger Outlet Stores, Series C, 7.50%                  37,500           949,219
Taubman Centers, Inc., 8.00% - REIT                    32,060           846,586
Telephone & Data Systems, 7.60%                        31,000           775,310
The Mills Corp., 7.875% - REIT                         12,000           232,920
The Mills Corp., 8.75% - REIT                          31,100           645,014
The Mills Corp., 9.00% - REIT                          40,500           866,700
US Cellular, 7.50%                                     52,293         1,348,636
Virginia Power Capital Trust, 7.375%                   40,400         1,030,200

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)


Wachovia Preferred Funding - REIT                      27,500           768,075
Zions Capital Trust Series B                           16,000           411,840
                                                                  -------------

Total Preferred Stocks                                            $  44,708,543
                                                                  -------------
Registered Investment Companies -- 7.0%
First American Prime Obligations Fund - Class Z     5,427,515         5,427,514
Nuveen Preferred and Convertible Income Fund II        67,550           924,760
Nuveen Quality Preferred Income Fund                   33,900           485,787
Nuveen Quality Preferred Income Fund II                45,100           660,715
                                                                  -------------

Total Registered Investment Companies                             $   7,498,776
                                                                  -------------


                                                                     Market
                                                      Shares          Value

Corporate Bonds -- 13.3%
Consumer, Non-Cyclical -- 1.2%
Reynolds American, Inc., 7.25%, 6/1/12^            $  1,225,000   $   1,260,023
                                                                  -------------
Energy -- 3.8%
Chesapeake Energy Corp., 7.63%, 7/15/13                 500,000         510,625
Chesapeake Energy Corp., 7.75%, 1/15/15               1,500,000       1,530,000
Markwest Energy Finance Corp., 8.50%, 7/15/16^        2,050,000       2,065,375
                                                                  -------------

                                                                      4,106,000
                                                                  -------------

Finance -- 3.2%
General Motors Acceptance Corp., 6.13%, 2/1/07        1,150,000       1,148,438
General Motors Acceptance Corp., 6.13%, 8/28/07       1,416,000       1,413,982
Tobacco Settlement Financing Corp., 5.92%, 6/1/12       165,000         164,515
UBS Ag Structured, 5.07%, 6/20/08 +                     750,000         738,750
                                                                  -------------

                                                                      3,465,685
                                                                  -------------

Industrial -- 2.8%
Beazer Homes, 8.63%, 5/15/11                            305,000         307,669
D.R. Horton, Inc., 9.75%, 9/15/10                       100,000         109,873
K.B. Home, 8.63%, 12/15/08                               90,000          92,238
K.B. Home, 7.75%, 2/1/10                              1,150,000       1,150,000
Standard Pacific Corp., 9.25%, 4/15/12                   50,000          48,250
Standard Pacific Corp., 7.75%, 3/15/13                1,400,000       1,323,000
                                                                  -------------

                                                                      3,031,030
                                                                  -------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)

Insurance -- 1.8%
Montpelier, 6.13%, 8/15/13                          2,000,000         1,932,114
                                                                  -------------


Transportation -- 0.5%
Royal Caribbean Cruises, 7.25%, 6/15/16               500,000           505,362
                                                                  -------------


Utilities -- 0.0%
International Telephone, 7.50%, 7/1/11                 40,000            40,021
                                                                  -------------


Total Corporate Bonds                                             $  14,340,235
                                                                  -------------

U.S. Government Agency Obligations -- 19.0%
FHLB, 6.00%, 4/25/16                                2,500,000         2,520,953
FHLMC, 5.88%, 5/15/16                               1,263,471         1,267,656
FHLMC, 5.88%, 5/23/16                               1,000,000         1,021,217
FHLMC, 6.00%, 8/18/16                               1,000,000         1,012,877
FHLMC, 5.75%, 12/15/18                              2,406,017         2,412,406
FHLMC MTN, 5.00%, 11/1/10                           1,660,000         1,643,725
FNMA, 6.00%, 5/12/16                                5,650,000         5,746,633
FNMA, 6.07%, 5/12/16                                2,000,000         2,021,432
GMAC LLC, 6.13%, 1/22/08                              800,000           794,706
GNMA, 5.50%, 6/20/35                                2,096,419         2,035,899
                                                                  -------------


Total U.S. Government Agency Obligations                          $  20,477,504
                                                                  -------------



Total Investment Securities -- 99.8%                              $ 107,602,541
(Amortized Cost $106,138,833)*

Other Assets In Excess Of Liabilities -- 0.2%                           229,977
                                                                  -------------

Net Assets -- 100.0%                                              $ 107,832,518
                                                                  =============


+ Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost:
      Crystal River Capital - 3/05, $200,000; Alesco III - 3/04, $1,057,830;
      Alesco IV - 5/04, $395,331; Alesco V - 10/04, $93,055; Alesco VI - 12/04,
      $704,426; Alesco VI Series E - 03/05, $380,589; Fort Sheridan, Ltd. - 3/05, $512,147; Taberna Preferred Funding, Ltd. - 3/05, $1,121,850; UBS Ag
      Structured, 5.07%, 6/20/08 - 12/03, $750,802. At September 30, 2006, these securities had an aggregate market value of $5,167,563, representing 4.6% of net assets.

^ Restricted securities not registered under the Securities Act of 1933. Acquisition date and current cost: Reynolds American, Inc., 7.25%, 6/1/12
      - 7/05, $1,253,079; Markwest Energy Finance Corp., 8.50%, 7/15/16 - 6/06,
      $2,048,086. At September 30, 2006 these securities had an aggregate market value of $3,325,398, representing 3.08% of net assets.

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)

*     Represents cost for financial reporting purposes.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GMAC - General Motors Acceptance Corporation
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds
                        Notes to Schedule of Investments
                         September 30, 2006 (Unaudited)


Security valuation -- Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their "fair value". In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Short sales -- The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statement of Assets & Liabilities.

Repurchase agreements -- In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions -- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

                               Diamond Hill Funds
                  Notes to Schedule of Investments (Continued)
                         September 30, 2006 (Unaudited)

Federal tax information -- As of September 30, 2006, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
                                 Federal Tax        Gross Unrealized    Gross Unrealized       Net Unrealized Appreciation
                                 Cost                 Appreciation        Depreciation                (Depreciation)
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Small Cap Fund                     $500,313,521        $44,511,789       $(42,958,588)                 $ 1,553,201
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Large Cap Fund                     $329,944,517        $26,339,926       $ (7,016,356)                 $19,323,570
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Long-Short Fund                    $992,702,364        $97,809,827       $(61,742,839)                 $36,066,988
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Financial Long-Short Fund          $ 28,391,101        $ 5,046,018       $   (347,856)                 $ 4,698,162
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Strategic Income Fund              $106,138,833        $ 3,082,861       $ (1,619,153)                 $ 1,463,708
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Select Fund                        $ 18,934,377        $   759,456       $ (1,364,845)                 $  (605,389)
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------
Small-Mid Cap Fund                 $ 21,373,390        $   586,529       $ (1,077,355)                 $  (490,826)
-------------------------------- ------------------ ------------------ ------------------- -------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Diamond Hill Funds

By (Signature and Title)


/s/ James F. Laird, Jr.
-----------------------
James F. Laird, Jr.
President

Date:  November 14, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James F. Laird, Jr.
-----------------------
James F. Laird, Jr.
President

Date:  November 14, 2006

By (Signature and Title)


/s/ Gary R. Young
-----------------------
Gary R. Young
Treasurer

Date:  November 14, 2006